Equity (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			1 Months Ended	6 Months Ended
	Apr. 18, 2022 EUR (€) shares	Apr. 18, 2022 USD ($) $ / shares shares	Nov. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares
Issued capital | €				€ 1,493		€ 1,234
Number of shares outstanding | shares				149,339,335		123,419,772
Par value | € / shares				€ 0.01		€ 0.01
Proceeds from issue of common shares | €				€ 95,907	€ 103,242
At the market program
ATM program common shares sales value up to | €			€ 100,000
Public offering
Number of shares issued | shares	22,500,000	22,500,000
Share price | $ / shares		$ 4.00
Proceeds from issue of common shares	€ 89,800	$ 97.1
Underwriting commissions, legal and consulting expenses	€ 5,900	$ 6.4
Shares issued in public offering and over-allotment
Number of shares issued | shares	25,875,000	25,875,000